Description of Business and Significant Accounting Policies Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets				$ 1,430
Prepaid pension cost	368	319
Retained earnings	929	448
Accumulated other comprehensive loss	(37)	(19)
Deferred income taxes	532	747
Total assets	6,369	5,604
Pension and indemnity plan liabilities	805	1,739
Other liabilities	79	62
Total liabilities	5,072	4,836
Total NCR stockholders' equity	1,252	718
Total stockholders' equity	1,282	753	916	592
Total liabilities and stockholders' equity	6,369	5,604
Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid pension cost		339
Retained earnings	2,134	1,988
Accumulated other comprehensive loss	(1,247)	(1,492)
Deferred income taxes		714
Total assets		5,591
Pension and indemnity plan liabilities		1,662
Other liabilities		59
Total liabilities		4,756
Total NCR stockholders' equity		785
Total stockholders' equity		820
Total liabilities and stockholders' equity		5,591
Scenario, Adjusted [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid pension cost		319
Retained earnings	929	448
Accumulated other comprehensive loss	(37)	(19)
Deferred income taxes		747
Total assets		5,604
Pension and indemnity plan liabilities		1,739
Other liabilities		62
Total liabilities		4,836
Total NCR stockholders' equity		718
Total stockholders' equity		753
Total liabilities and stockholders' equity		$ 5,604